Non-controlling Interests ('NCI')	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Non-controlling Interests (‘NCI')
31.
Non-controlling
Interests (‘NCI’)
Details of subsidiaries that have material
non-controlling
interests
The Group consists of a parent company, Vedanta Limited, incorporated in India and a number of subsidiaries held directly and indirectly by the Group which operate and are incorporated around the world. Note 34 to the financial statements lists the details of shareholdings in the subsidiaries.
The
Non-controlling
interests that are material to the Group relate to HZL and BALCO as at March 31, 2021 and March 31, 2022.
As at March 31, 2021 and March 31, 2022, these holdings are 35.08%, 49.00%, 26.00%, 48.37%, 4.51% and 10.00%
in
HZL, BALCO, BMM, ASI, ESL and FPL, respectively.
The principal place of business of HZL, BALCO, ESL and FPL is in India, BMM is in South Africa and ASI is in Japan, South Korea and Taiwan.

The table below shows summarized financial information of subsidiaries of the Group that have material non-controlling
interests. The amounts are presented before inter-company eliminations.

	As at March 31, 2021
	( ₹ in million)
	HZL	BALCO	Others	Total
Current assets	245,694	28,748	41,604	316,046
Non-current assets	203,262	110,396	134,990	448,648
Current liabilities	77,512	53,990	37,575	169,077
Non-current liabilities	45,043	28,874	77,778	151,695
Equity attributable to equity holders of the Parent	211,900	28,703	59,236	299,839
Non-controlling interests*	114,501	27,577	7,374	149,452

*	₹ 5,369 million (loss) attributable to NCI of ASI transferred to put option liability as at March 31, 2021.

	As at March 31, 2022
	( ₹ in million)
	HZL	BALCO	Others	Total
Current assets	239,851	30,910	40,911	311,672
Non-current assets	199,444	110,602	151,829	461,875
Current liabilities	59,544	42,091	42,333	143,968
Non-current liabilities	34,002	16,728	81,169	131,899
Equity attributable to equity holders of the Parent	224,460	42,173	64,092	330,725
Non-controlling interests*	121,289	40,520	9,547	171,356

*	₹ 4,401 million ($ 58 million) (loss) attributable to NCI of ASI transferred to put option liability as at March 31, 2022.

	As at March 31, 2022
	(US dollars In Million)
	HZL	BALCO	Others	Total
Current assets	3,161	407	539	4,107
Non-current assets	2,629	1,458	2,001	6,088
Current liabilities	785	555	558	1,898
Non-current liabilities	448	220	1,070	1,738
Equity attributable to equity holders of the Parent	2,958	556	846	4,360
Non-controlling interests	1,599	534	124	2,257

	For the Year Ended March 31, 2020
	( ₹ In Million)
	HZL	BALCO	Others	Total
Revenue	183,321	87,465	65,667	336,453
Expenses	(115,651)	(89,262)	(74,126)	(279,039)
Profit/(Loss) for the year	67,670	(1,797)	(8,459)	57,414
Profit/( L oss) attributable to equity holders of the p arent	43,933	(916)	(4,751)	38,266
Profit/( L oss) attributable to non-controlling interests	23,737	(881)	(3,708)	19,148

Profit/(Loss) for the year	67,670	(1,797)	(8,459)	57,414

Other comprehensive (loss) / income attributable to the equity holders of the p arent	(649)	19	(2,102)	(2,732)
Other comprehensive (loss) / income attributable to non-controlling interests	(351)	18	(947)	(1,280)

Other comprehensive (loss)/income during the year	(1,000)	37	(3,049)	(4,012)

Total comprehensive income/(loss) attributable to the equity holders of the p arent	43,284	(897)	(6,853)	35,534
Total comprehensive income/(loss) attributable to non-controlling interests	23,386	(863)	(4,655)	17,868

Total comprehensive income/(loss) during the year	66,670	(1,760)	(11,508)	53,402

Net cash inflow from operating activities	74,282	1,069	7,017	82,368
Net cash outflow from investing activities	(36,247)	(1,904)	(6,204)	(44,355)
Net cash outflow from financing activities	(19,276)	(886)	(4,186)	(24,348)

Net cash inflow/(outflow)	18,759	(1,721)	(3,373)	13,665

	For the Year Ended March 31, 2021
	( ₹ In Million)
	HZL	BALCO	Others	Total
Revenue	220,704	96,879	77,202	394,785
Expenses	(141,492)	(86,221)	(43,423)	(271,136)

Profit for the year	79,212	10,658	33,779	123,649

Profit attributable to equity holders of the p arent	51,424	5,436	32,682	89,542
Profit attributable to non-controlling interests	27,788	5,222	1,097	34,107

Profit for the year	79,212	10,658	33,779	123,649

Other comprehensive (loss) / income attributable to the equity holders of the p arent	(28)	(235)	2,866	2,603
Other comprehensive (loss) / income attributable to non-controlling interests	(15)	(225)	1,180	940

Other comprehensive (loss)/income during the year	(43)	(460)	4,046	3,543

Total comprehensive income attributable to the equity holders of the p arent	51,396	5,201	35,548	92,145
Total comprehensive income attributable to non-controlling interests	27,773	4,997	2,277	35,047

Total comprehensive income during the year	79,169	10,198	37,825	127,192

Dividends paid/payable to non-controlling interests, including dividend tax	(56,029)	—	—	(56,029)

Net cash inflow from operating activities	191,094	13,996	12,708	217,798
Net cash outflow from investing activities	(111,459)	(3,083)	(5,337)	(119,879)
Net cash outflow from financing activities	(95,286)	(11,463)	(6,763)	(113,512)

Net cash (outflow)/inflow	(15,651)	(550)	608	(15,593)

	For the Year Ended March 31, 2022
	( ₹ In Million)
	HZL	BALCO	Others	Total
Revenue	287,896	136,070	115,584	539,550
Expenses	(191,929)	(109,491)	(108,056)	(409,476)

Profit for the year	95,967	26,579	7,528	130,074

Profit attributable to equity holders of the parent	62,302	13,555	5,091	80,948
Profit attributable to non-controlling interests	33,665	13,024	2,437	49,126

Profit for the year	95,967	26,579	7,528	130,074

Other comprehensive (loss)/income attributable to the equity holders of the parent	(366)	(85)	1,373	922
Other comprehensive (loss) / income attributable to non-controlling interests	(198)	(81)	707	428

Other comprehensive (loss)/income during the year	(564)	(166)	2,080	1,350

Total comprehensive income attributable to the equity holders of the p arent	61,936	13,470	6,464	81,870
Total comprehensive income attributable to non-controlling interests	33,467	12,943	3,144	49,554

Total comprehensive income during the year	95,403	26,413	9,608	131,424

Dividends paid/payable to non-controlling interests, including dividend tax	(26,682)	—	—	(26,682)

Net cash inflow from operating activities	130,116	36,602	26,683	193,401
Net cash outflow from investing activities	(874)	(1,610)	(21,947)	(24,431)
Net cash outflow from financing activities	(116,452)	(31,714)	(2,511)	(150,677)

Net cash inflow	12,790	3,278	2,225	18,293

	For the Year Ended March 31, 2022
	(US dollars in million)
	HZL	BALCO	Others	Total
Revenue	3,795	1,793	1,523	7,111
Expenses	(2,530)	(1,443)	(1,423)	(5,396)

Profit for the year	1,265	350	100	1,715

Profit attributable to equity holders of the Parent	821	179	67	1,067
Profit attributable to non-controlling interests	444	171	33	648

Profit for the year	1,265	350	100	1,715

Other comprehensive (loss)/income attributable to the equity holders of the Parent	(5)	(1)	18	12
Other comprehensive (loss) / income attributable to non-controlling interests	(3)	(1)	10	6

Other comprehensive (loss)/income during the year	(8)	(2)	28	18

Total comprehensive income attributable to the equity holders of the Parent	816	178	85	1,079
Total comprehensive income attributable to non-controlling interests	441	171	41	653

Total comprehensive income during the year	1,257	349	126	1,732

Dividends paid/payable to non-controlling interests, including dividend tax	(352)	—	—	(352)

Net cash inflow from operating activities	1,715	482	352	2,549
Net cash outflow from investing activities	(12)	(21)	(289)	(322)
Net cash outflow from financing activities	(1,535)	(418)	(33)	(1,986)

Net cash inflow	168	43	30	241

The effect of changes in ownership interests in subsidiaries that did not result in a loss of control is as follows:

For the Year Ended March 31, 2020
( ₹ In Million)
	HZL	BALCO	Others	Total
Changes in NCI	—	—	(2,342)	(2,342)

For the Year Ended March 31, 2021
( ₹ In Million)
	HZL	BALCO	Others	Total
Changes in NCI	—	—	—	—

For the Year Ended March 31, 2022
( ₹ In Million)
	HZL	BALCO	Others	Total
Changes in NCI	—	—	—	—

For the Year Ended March 31, 2022
(US Dollars In Million)
	HZL	BALCO	Others	Total
Changes in NCI	—	—	—	—